FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 02, 2016
Fair Value Measurements
Fair Value Measurements

NOTE 9. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 2, 2016:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$17.9	$11.3	$6.6	$–
Derivative assets	5.6	–	5.6	–
Bank drafts	24.8	24.8	–	–
Liabilities
Derivative liabilities	$5.2	$.7	$4.5	$–

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 3, 2015:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$17.9	$7.6	$10.3	$–
Derivative assets	10.3	–	10.3	–
Bank drafts	19.8	19.8	–	–
Liabilities
Derivative liabilities	$11.7	$1.2	$10.5	$–

        Trading securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using NAV. As of January 2, 2016, trading securities of $.3 million and $17.6 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. As of January 3, 2015, trading securities of $.8 million and $17.1 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. Derivatives that are exchange-traded are measured at fair value using quoted market prices and classified within Level 1 of the valuation hierarchy. Derivatives measured based on foreign exchange rate inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy. Bank drafts (maturities greater than 90 days) are valued at face value due to the short-term nature of these instruments and were included in "Other current assets" in the Consolidated Balance Sheets.

Non-recurring Fair Value Measurements

        During 2013, long-lived assets with carrying amounts totaling $8.3 million were written down to their fair value of $4.8 million, resulting in an impairment charge of $3.5 million, which was included in "Other expense, net" in the Consolidated Statements of Income. The fair value was based on the sale price of the assets, less estimated broker fees, which are primarily Level 3 inputs.